Investments - Summary of Investments (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Investments In Joint Ventures And Other Investments [Line Items]
Investments in joint ventures	£ 105	£ 103	£ 118
Investment property [member]
Disclosure Of Investments In Joint Ventures And Other Investments [Line Items]
Investments in joint ventures	105	103
Venture capital investments	107	259
Total	£ 212	£ 362